Note 2 - Reverse Merger	9 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Business Combination Disclosure [Text Block]

NOTE 2: REVERSE MERGER

In accordance with ASC 805-40-45-1, the consolidated financial statements prepared following a reverse acquisition are issued under the name of the legal parent (Wolf Energy Services Inc.) but described in the notes to the financial statements as a continuation of the financial statements of the legal subsidiary (Banner), with one adjustment, which is to retroactively adjust the accounting acquirer’s legal capital to reflect the legal capital of the accounting acquiree. That adjustment is required to reflect the capital of the legal parent. Comparative information presented in the consolidated financial statements also is retroactively adjusted to reflect the legal capital of the legal parent.

Under ASC 805-40-45-2, the consolidated financial statements represent the continuation of the legal subsidiary except for the capital structure, as follows:

a.	The assets and liabilities of the legal subsidiary recognized and measured at their precombination carrying amounts;

b.	The assets and liabilities of the legal parent recognized and measured in accordance with the guidance in this topic applicable to business combinations (ASC 805);

c.	The retained earnings and other equity balances of the legal subsidiary before the business combination;

d.

The amount recognized as issued equity interests in the consolidated financial statements determined by adding the issued equity interest of the legal subsidiary outstanding immediately before the business combination to the fair value of the legal parent determined in accordance with the guidance in ASC 805 applicable to business combinations. However, the equity structure reflects the equity structure of the legal parent, including the equity interests the legal parent issued to affect the combination. Accordingly, the equity structure of the legal subsidiary is restated using the exchange ratio established in the acquisition agreement to reflect the number of shares of the legal parent issued in the reverse acquisition.

Wolf Energy Services Inc, (formerly Enviro Technologies U.S., Inc.) issued Ecoark Holdings, Inc. 51,987,832 shares of common stock valued at $5,328,753 in the reverse merger transaction.

On September 7, 2022, the Company completed the reverse merger transaction of Banner Midstream. As a result of this transaction, which is accounted for as a reverse merger, Banner is a wholly owned subsidiary of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc). In accordance with the terms of the Merger, at the effective time of the Merger, each outstanding share of the common stock of Banner was acquired by the Company in consideration of 51,987,832 shares of Common Stock of the Company. This exchange of shares and the resulting controlling ownership of Banner constitutes a reverse acquisition resulting in a recapitalization of Banner and purchase accounting being applied to Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) under ASC 805 due to Banner being the accounting acquirer and Wolf Energy Services, Inc. (formerly Enviro Technologies U.S., Inc.) being deemed an acquired business as they were not a shell corporation. This requires financial reporting from the Merger close date forward to reflect only the historic consolidated results of Banner and to include the consolidated results for Wolf Energy Services (formerly Enviro Technologies U.S., Inc.) from September 7, 2022, forward.

The primary reason Banner consummated the Merger with Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) was the opportunity for the Banner subsidiary previously wholly owned by Ecoark to immediately become a standalone public company without the process of doing its own initial public offering, affording it the opportunity to raise capital more quickly. Following the closing of the Merger, management of the Company determined to discontinue the historical and existing business of Wolf Energy Services (formerly Enviro Technologies U.S., Inc.)

The estimated allocation of the purchase price of the assets acquired and liabilities assumed for the acquisition by Banner of Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) via the reverse acquisition are set forth below in accordance with the guidance under ASC 805:

Purchase Price Allocation of Wolf Energy Services, Inc. (formerly Enviro Technologies U.S., Inc.)

Current assets	$124,760
Fixed assets	6,912
Right of use assets	128,755
Other non-current assets	10,000
Notes payable	(436,471)
Lease liabilities	(128,755)
Accounts payable and accrued expenses	(1,034,594)
Goodwill	3,613,144

Purchase price	$2,283,751

This allocation is based on management’s estimated fair value of the Wolf Energy Services (formerly Enviro Technologies U.S., Inc.) assets and liabilities as of September 7, 2022, utilizing the guidance in ASC 820-10-35 which included the measurement based on a known level one input regarding the applicable share price as well as the level of activity in the Company. Wolf Energy Services Inc. (formerly Enviro Technologies U.S., Inc.) net liabilities were derived from a total value of $2,283,751, based on 22,280,500 shares of common stock on September 7, 2022, and the price of $0.10 per share which was a price on September 6, 2022. The Company impaired the goodwill effective with the Exchange on September 7, 2022, as they had decided at that time to sell the FPA business.

The following pro forma balance sheet reflects the details of the March 31, 2022 consolidated balance sheet as presented in the Company’s financial statements as a result of the reverse merger.

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

MARCH 31, 2022

	Historical
	Wolf	Banner	Other	Other
	Energy	Midstream	Transaction	Transaction
ASSETS	Services Inc.	Corp.	Adjustments	Adjustments	Pro Forma
			(1)	(2)

CURRENT ASSETS
Cash	$10,879	$99,452	$-	$(10,879)	$99,452
Accounts receivable	6,397	164,388	-	(6,397)	164,388
Prepaid expenses and other current assets	2,679	382,373	-	(2,679)	382,373
Inventory	114,614	-	-	(114,614)	-
Current assets held for sale	-	-	-	-	-
Total current assets	134,569	646,213	-	(134,569)	646,213

NON-CURRENT ASSETS

Property and equipment, net	7,119	2,506,738	-	(7,119)	2,506,738
Intangible assets, net	-	1,716,331	-	-	1,716,331
Right of use asset - financing leases	-	301,126	-	-	301,126
Right of use asset - operating leases	141,388	64,094	-	(141,388)	64,094
Other assets	10,143	-	-	(10,143)	-
Goodwill	-	4,900,873	-	-	4,900,873
Non-current assets held for sale	-	-	-	-	-
Total non-current assets	158,650	9,489,162	-	(158,650)	9,489,162

TOTAL ASSETS	$293,219	$10,135,375	$-	$(293,219)	$10,135,375

LIABILITIES AND STOCKHOLDERS’ EQUITY

CURRENT LIABILITIES
Accounts payable and accrued expenses	$358,859	$373,697	$-	$(358,859)	$373,697
Accrued expenses - related party	840,565	1,116,698	-	(840,565)	1,116,698
Current portion of lease liability - financing leases	-	145,174	-	-	145,174
Current portion of lease liability - operating leases	51,835	45,004	-	(51,835)	45,004
Current portion of long-term debt	-	572,644	-	-	572,644
Due to Ecoark Holdings	-	-	-	-	-
Loans payable, current portion	114,155	-	-	(114,155)	-
Loans payable - related parties	53,000	-	-	(53,000)	-
Current liabilities held for sale	-	-	-	-	-
Total current liabilities	1,418,414	2,253,217	-	(1,418,414)	2,253,217

NON-CURRENT LIABILITIES
Long-term debt, net of current portion	-	67,511	-	-	67,511
Loan payable, net of current portion	147,816	-	-	(147,816)	-
Lease liability - financing leases, net of current portion	-	149,884	-	-	149,884
Lease liability - operating leases, net of current portion	89,553	22,519	-	(89,553)	22,519
Non-current liabilities held for sale	-	-	-	-	-
	237,369	239,914	-	(237,369)	239,914

Total liabilities	1,655,783	2,493,131	-	(1,655,783)	2,493,131

STOCKHOLDERS’ EQUITY (DEFICIT)

Preferred stock, $0.001 par value	-	-	-	-	-
Common stock, $0.001 par value	22,288	2,228	27,472	-	51,988
Additional paid-in capital	15,373,836	10,398,789	(16,786,160)	1,362,564	10,349,029
Accumulated deficit	(16,758,688)	(2,758,773)	16,758,688	-	(2,758,773)
Total stockholders’ equity (deficit)	(1,362,564)	7,642,244	-	1,362,564	7,642,244

TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY	$293,219	$10,135,375	$-	$(293,219)	$10,135,375

Adjustments:   (1)  To reflect the retained earnings and other equity balances of Banner Midstream Corp., recombination with Wolf Energy Services Inc.

   (2)  To reclassify assets held for sale of FPA.

The consolidated statements of operations and cash flows represent the operations of Banner for the nine months ended December 31, 2022 and 2021 and include cost allocations from Banner’s former parent Ecoark as discussed below.

Cost Allocations

The accompanying consolidated financial statements and footnotes of Banner have been prepared in connection with the closing of the Exchange and have been derived from the consolidated financial statements and accounting records of Ecoark operated on a standalone basis during the periods presented and were prepared in accordance with accounting principles generally accepted in the United States of America.

The consolidated financial statements reflect allocations of certain Ecoark corporate, infrastructure and shared services expenses, including centralized research, legal, human resources, payroll, finance and accounting, employee benefits, real estate, insurance, information technology, telecommunications, treasury, and other income and expenses for interest expense on debt that portions were used for Banner Midstream, changes in derivative liabilities on the books of Ecoark for warrants granted in offerings of which proceeds went towards the operations of Banner Midstream, and conversions of debt. As noted, the derivative liabilities are included in Ecoark's financial statement however, the advances made by Ecoark related to the proceeds received that were recognized as a derivative liability are included in the March 31, 2022 balance sheet as "Due to Ecoark Holding". Where possible, these charges were allocated based on direct usage, with the remainder allocated on a pro rata basis of headcount, asset, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by the Company during the periods presented pursuant to SAB Topic 1.B.1. The allocations may not, however, reflect the expense the Company would have incurred as a standalone company for the periods presented. These costs also may not be indicative of the expenses that the Company will incur in the future or would have incurred if the Company had obtained these services from a third party.

Management believes the assumptions underlying our financial statements, including the assumptions regarding the allocation of general corporate expenses from Ecoark are reasonable. Nevertheless, our financial statements may not include all actual expenses and income that would have been incurred had the Company operated as a standalone company during the periods presented and may not reflect our results of operations, financial position and cash flows had we operated as a standalone company during the periods presented.

Actual costs that would have been incurred if the Company had operated as a standalone company would depend on multiple factors, including organizational structure and strategic decisions made in various areas, including information technology and infrastructure.